UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net income (loss) for the period	$ 8,356	$ (10,412)
Adjustments for:
Pension and medical benefits (actuarial expense)	638	817
Results of equity-accounted investments	(1,209)	509
Depreciation, depletion and amortization	5,678	6,336
Impairment of assets (reversal)	180	13,371
Allowance (reversals) for credit loss on trade and other receivables	(4)	132
Exploratory expenditure write-offs	187	38
Foreign exchange, indexation and finance charges	3,652	8,205
Deferred income taxes, net	3,883	(3,614)
Revision and unwinding of discount on the provision for decommissioning costs	389	354
Inventory write-down (write-back) to net realizable value	(3)	372
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation	(973)	(3,257)
Disposal/write-offs of assets, remeasurement of investment retained with loss of control and reclassification of CTA	(71)	85
Early termination and cash outflows revision of lease agreements	(227)	(147)
Trade and other receivables, net	(735)	(504)
Inventories	(1,579)	1,106
Judicial deposits	(438)	(728)
Other assets	(182)	(421)
Trade payables	340	(292)
Other taxes payable	2,463	451
Pension and medical benefits	(1,663)	(659)
Provisions for legal proceedings	(35)	(269)
Short-term benefits	(228)	1,110
Provision for decommissioning costs	(325)	(172)
Other liabilities	92	1,090
Income taxes paid	(119)	(267)
Net cash provided by operating activities	18,067	13,234
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(3,135)	(3,371)
Investments in investees	(11)	(940)
Proceeds from disposal of assets - Divestment	502	434
Divestment (Investment) in marketable securities	91	145
Dividends received	200	104
Net cash used in investing activities	(2,353)	(3,628)
Cash flows from financing activities
Changes in non-controlling interest	(14)	(25)
Proceeds from financing	1,668	15,796
Repayment of principal - finance debt	(13,558)	(7,222)
Repayment of interest - finance debt	(1,227)	(1,697)
Repayment of lease liability	(2,899)	(2,971)
Dividends paid to Shareholders of Petrobras	(1,848)	(1,020)
Dividends paid to non-controlling interests	(39)	(30)
Net cash provided by (used in) financing activities	(17,917)	2,831
Effect of exchange rate changes on cash and cash equivalents	300	(344)
Net increase in cash and cash equivalents	(1,903)	12,093
Cash and cash equivalents at the beginning of the period	11,725	7,377
Cash and cash equivalents at the end of the period	$ 9,822	$ 19,470